STOCK OPTION AND STOCK UNIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2013	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	27,368	25.69
Options granted	6,369	44.85
Options exercised[1]	(3,948)	20.10
Options cancelled or expired	(187)	30.99
Options outstanding at end of year	29,602	30.52	6.7	425
Options vested at end of year[2]	15,151	23.12	5.2	330

1            The total intrinsic value of ISO exercised during the year ended December 31, 2013 was $98 million (2012 - $130 million; 2011 - $68 million) and cash received on exercise was $24 million (2012 - $69 million; 2011 - $56 million).

2            The total fair value of options vested under the ISO Plan during the year ended December 31, 2013 was $22 million (2012 - $19 million; 2011 - $17 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2013	2012	2011
Fair value per option (Canadian dollars)[1]	5.27	4.81	4.19
Valuation assumptions
Expected option term (years)[2]	5	5	6
Expected volatility[3]	17.4%	19.7%	18.6%
Expected dividend yield[4]	2.8%	3.0%	3.4%
Risk-free interest rate[5]	1.2%	1.3%	2.9%

1            Options granted to United States employees are based on New York Stock Exchange prices. The option value and assumptions shown are based on a weighted average of the United States and the Canadian options. The fair values per option were $5.15 (2012 - $4.65; 2011 - $4.01) for Canadian employees and US$5.63 (2012 - US$5.58; 2011 - US$5.11) for United States employees.

2            The expected option term is based on historical exercise practice.

3            Expected volatility is determined with reference to historic daily share price volatility and consideration of the implied volatility observable in call option values near the grant date.

4            The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

5            The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields and the United States Treasury Bond Yields.

PERFORMANCE BASED STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock options

December 31, 2013	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(options in thousands; intrinsic value in millions of Canadian dollars)
Options outstanding at beginning of year	6,704	29.56
Options exercised[1]	(2,331)	18.29
Options outstanding at end of year	4,373	35.56	5.7	41
Options vested at end of year[2]	830	19.44	1.6	21

1            The total intrinsic value of PBSO exercised during the year ended December 31, 2013 was $62 million (2012 - $20 million; 2011 - $2 million) and cash received on exercise was $28 million (2012 - $12 million; 2011 - $3 million).

2            The total fair value of options vested under the PBSO Plan during the year ended December 31, 2013 was nil (2012 - $1 million; 2011 - $2 million).

Schedule of weighted average assumptions used to determine the fair value of stock options granted

Year ended December 31,	2012
Fair value per option (Canadian dollars)	4.25
Valuation assumptions
Expected option term (years)[1]	8
Expected volatility[2]	16.1%
Expected dividend yield[3]	2.8%
Risk-free interest rate[4]	1.6%

1           The expected option term is based on historical exercise practice.

2           Expected volatility is determined with reference to historic daily share price volatility.

3           The expected dividend yield is the current annual dividend at the grant date divided by the current stock price.

4           The risk-free interest rate is based on the Government of Canada’s Canadian Bond Yields.

PERFORMANCE STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2013	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	652
Units granted	259
Units matured[1]	(346)
Dividend reinvestment	26
Units outstanding at end of year	591	1.5	54

1            The total amount paid during the year ended December 31, 2013 for PSU was $48 million (2012 - $25 million; 2011 - $17 million).

RESTRICTED STOCK UNITS
STOCK OPTION AND STOCK UNIT PLANS
Schedule of outstanding stock units

December 31, 2013	Number	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
(units in thousands; intrinsic value in millions of Canadian dollars)
Units outstanding at beginning of year	1,819
Units granted	920
Units cancelled	(36)
Units matured[1]	(953)
Dividend reinvestment	78
Units outstanding at end of year	1,828	1.5	84

1            The total amount paid during the year ended December 31, 2013 for RSU was $41 million (2012 - $37 million; 2011 - $39 million).